Document and Entity Information	Oct. 07, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001813756
Document Type	8-K
Document Period End Date	Oct. 07, 2021
Entity Registrant Name	BOWX ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39419
Entity Tax Identification Number	85-1144904
Entity Address, Address Line One	2400 Sand Hill Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	352-4877
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Common Stock And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A common stock and one-third of one redeemable warrant
Trading Symbol	BOWXU
Security Exchange Name	NASDAQ
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BOWX
Security Exchange Name	NASDAQ
Redeemable Warrants Warrant Exercisable For One Class A Common Stock At An Exercise Price Of 11.50 Per Whole Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, warrant exercisable for one Class A common stock at an exercise price of $11.50 per whole share
Trading Symbol	BOWXW
Security Exchange Name	NASDAQ